Net income attributable to non-controlling interests - Summary of Trends in Net Income Attributable to Non-Controlling Interests (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net income attributable to non-controlling interests [line items]
Net income attributable to non-controlling interests	€ 36	€ 31	€ 104
BMS
Disclosure of net income attributable to non-controlling interests [line items]
Net income attributable to non-controlling interests	0	0	83
Other investments
Disclosure of net income attributable to non-controlling interests [line items]
Net income attributable to non-controlling interests	€ 36	€ 31	€ 21